FINANCIAL RISK MANAGEMENT AND FAIR VALUES (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL RISK MANAGEMENT AND FAIR VALUES
Information about the exposure to credit risk and ECLs for accounts receivable

		Impairment provision on		Impairment provision
		individual basis		on provision matrix basis
			Impairment
			provision
	Gross		on	Weighted-
	carrying	Carrying	individual	average	Impairment	Loss
	amount	amount	basis	loss rate	provision	allowance
December 31, 2020	RMB	RMB	RMB	%	RMB	RMB
Current and within 1 year past due	34,478	5,023	117	0.0%	—	117
1 to 2 years past due	4,062	3,637	3,024	25.2%	107	3,131
2 to 3 years past due	149	27	18	54.9%	67	85
Over 3 years past due	610	218	182	88.0%	345	527
Total	39,299	8,905	3,341		519	3,860

		Impairment provision on		Impairment provision
		individual basis		onprovision matrix basis
			Impairment
			provision
	Gross		on	Weighted-
	carrying	Carrying	individual	average	Impairment	Loss
	amount	amount	basis	loss rate	provision	allowance
December 31, 2021	RMB	RMB	RMB	%	RMB	RMB
Current and within 1 year past due	34,263	4,280	26	0.2%	57	83
1 to 2 years past due	623	500	137	35.8%	44	181
2 to 3 years past due	3,411	3,324	3,146	50.6%	44	3,190
Over 3 years past due	597	208	190	100.0%	389	579
Total	38,894	8,312	3,499		534	4,033

Schedule of liquidity risk

	December 31, 2020
		Total		More than	More than
		contractual	Within 1	1 year but	2 years but
	Carrying	undiscounted	year or on	less than 2	less than 5	More than
	amount	cash flow	demand	years	years	5 years
	RMB	RMB	RMB	RMB	RMB	RMB

Short-term debts	23,769	25,280	25,280	—	—	—
Long-term debts	72,037	80,562	1,339	11,753	60,414	7,056
Loans from Sinopec Group Company and fellow subsidiaries	17,042	17,978	5,512	929	10,109	1,428
Lease liabilities	187,033	328,501	15,957	15,456	43,513	253,575
Derivative financial liabilities	4,826	4,826	4,826	—	—	—
Trade accounts payable and bills payable	161,908	161,908	161,908	—	—	—
Other payables	94,083	94,083	94,083	—	—	—
	560,698	713,138	308,905	28,138	114,036	262,059

	December 31, 2021
		Total		More than	More than
		contractual	Within 1	1 year but	2 years but
	Carrying	undiscounted	year or on	less than 2	less than 5	More than
	amount	cash flow	demand	years	years	5 years
	RMB	RMB	RMB	RMB	RMB	RMB
Short-term debts	35,252	35,871	35,871	—	—	—
Long-term debts	78,300	85,718	2,169	49,390	27,518	6,641
Loans from Sinopec Group Company and fellow subsidiaries	16,563	18,457	3,174	604	10,712	3,967
Lease liabilities	185,406	296,485	15,833	12,031	35,411	233,210
Derivative financial liabilities	3,223	3,223	3,223	—	—	—
Trade accounts payable and bills payable	215,640	215,640	215,640	—	—	—
Other payables	131,468	131,468	131,468	—	—	—
	665,852	786,862	407,378	62,025	73,641	243,818

Schedule of fair values of financial instruments

	December 31, 2020
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Assets
Financial assets at fair value through profit or loss:
- Equity investments, listed and at quoted market price	1	—	—	1
Derivative financial assets:
- Derivative financial assets	9,628	2,900	—	12,528
Financial assets at fair value through other comprehensive income:
- Equity investments	149	—	1,376	1,525
-Trade accounts receivable and bills receivable	—	—	8,735	8,735
	9,778	2,900	10,111	22,789

Liabilities
Derivative financial liabilities:
- Derivative financial liabilities	2,471	2,355	—	4,826
	2,471	2,355	—	4,826

	December 31, 2021
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Assets
Derivative financial assets:
- Derivative financial assets	5,883	12,488	—	18,371
Financial assets at fair value through other comprehensive income:
- Equity investments	179	—	588	767
-Trade accounts receivable and bills receivable	—	—	5,939	5,939
	6,062	12,488	6,527	25,077

Liabilities
Derivative financial liabilities:
- Derivative financial liabilities	804	2,419	—	3,223
	804	2,419	—	3,223

	December 31,
	2020	2021
	RMB	RMB
Carrying amount	76,674	88,593
Fair value	74,282	85,610